Investments, Available for Sale - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)	Mar. 31, 2017 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Other than temporary impairment losses on available for sale securities	₨ 13.4	$ 0.2	₨ 54.9	₨ 1.8
Available-for-Sale Securities
Schedule of Available-for-sale Securities [Line Items]
Available for sale investments, amount eligible towards the Bank's statutory liquidity reserve requirements	1,657,059.6		1,551,828.1		$ 25,552.2
Available for sale investments, amount kept as margins for clearing, collateral borrowing and lending obligation (CBLO) and real time gross settlement (RTGS)	1,200,857.2		656,516.4		$ 18,517.5
Other than temporary impairment losses on available for sale securities	₨ 13.4	$ 0.2	₨ 54.9	₨ 1.8